DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
North America 401(k) Savings Plan
DESCRIPTION OF THE PLAN
DESCRIPTION OF THE PLAN

1.          DESCRIPTION OF THE PLAN

Organization - Fresenius Medical Care North America 401(k) Savings Plan (the “Plan”) is sponsored by National Medical Care, Inc. d/b/a Fresenius Medical Care North America (“NMC” and, together with certain entities owned, controlled or under common control with NMC, the “Company”) for the benefit of the employees of the Company. NMC is an indirect, wholly owned subsidiary of Fresenius Medical Care AG, a German stock corporation (“Fresenius Medical Care AG”), formerly called Fresenius Medical Care AG & Co. KGaA. The Company is a provider of dialysis products and services.

The administration of the Plan is the responsibility of the Administrative Committee, which is appointed by NMC’s Board of Directors. Fidelity Management Trust Company (“Fidelity”) serves as the trustee and recordkeeper of the Plan.

The following description of the Plan provides only general information. Special provisions may apply for certain participants who joined the Plan pursuant to Company acquisitions. Participants should refer to the Plan document for a complete description of the Plan’s provisions.

General - The Plan is a defined contribution plan covering substantially all employees of the Company who have fulfilled the eligibility requirements outlined in the Plan’s provisions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). A summary description of the Plan is available from the Plan administrator.

Eligibility - An employee becomes eligible for participation in the Plan on the first day of the month following the completion of ninety days of service, subject to further limitations, as described in the Plan document. Temporary employees become eligible to make elective contributions beginning the first of the month after completing one year of service. One year of eligible service is earned by completing at least 900 hours of service.

Participant Accounts - Each participant’s account is credited or charged with contributions, investment income or loss, and administrative expenses. Investment income or loss, including realized and unrealized gains and losses, and expenses are allocated to participants’ accounts based on each participant’s account balance within each fund. Participants determine the percentage in which contributions are to be invested in each fund. Participants may change their investment options as set forth in the plan document. The benefit to which a participant is entitled is equal to the value of the Participant’s vested interest in their account.

Participant and Company Contributions - Each participant may contribute from 1% to 75% of his or her eligible earnings on a pre-tax basis or Roth basis, subject to Internal Revenue Code (“IRC”) limitations. Participating employees age 50 and above may elect to make “catch-up” contributions subject to IRC limitations. The maximum additional “Catch Up” contribution was $7,500 for 2025. Participants may also contribute funds from another qualified plan (“rollover contributions”), subject to certain requirements.

The Company makes matching contributions to the Plan at an amount equal to 50% of the first 6% of eligible employee earnings, subject to certain limitations. Company matching contributions commence for participants who have completed ninety days of service as of the first day of the calendar month and must be an eligible employee on the last day of the Plan year. Company matching contributions are funded on an annual basis.

Company Profit Sharing - The Company may make discretionary profit-sharing contributions to the Plan for the benefit of all eligible participants. Employees who have completed one year of service for the plan year for which the contribution relates and are employed by the Company on the last day of the plan year for which the contribution relates are eligible to participate in this component of the Plan. Any discretionary profit-sharing contributions are immediately 100% vested and are allocated to eligible participants based on compensation, with participants having ten years or more of service as of January 1, 2002, entitled to a higher profit-sharing allocation. There was no profit-sharing contribution made to the Plan in 2025.

Forfeitures and Uncashed Account Checks - At December 31, 2025 and 2024, forfeited account balances, which includes uncashed account checks, totaled $5,311,708 and $5,697,165, respectively. Forfeitures are used to reduce Company contributions and/or offset administrative expenses in the Plan. In January 2026, the Company used $2,200,754 of the forfeiture account balance to reduce Company matching contributions for 2025 that were funded in 2026. In January 2025, the Company used $2,660,421 of the forfeiture account balance to reduce Company matching contributions in 2024 that were funded in 2025.

1.          DESCRIPTION OF THE PLAN (continued)

Unallocated Assets - The Plan holds assets in a revenue credit account which receives deposits as a result of a revenue sharing agreement with Fidelity Management Trust Company. During 2025, deposits to the account totaled $727,898, which is included in net appreciation in value of investments on the statement of changes in net assets available for benefits. Funds in the account are used to pay ERISA-qualified expenses and/or allocated to participant accounts. For the year ended December 31, 2025, $1,897,685 was used to pay plan expenses. Unallocated assets were $3,117,263 and $4,167,887 at December 31, 2025 and 2024, respectively.

Defined Contribution - The Company may elect to make payments to the Plan referred to as a “defined contribution” for the benefit of all eligible participants. Employees satisfying all of the following requirements are eligible to participate in this component of the Plan: (i) the employee was employed by the Company as of March 9, 2002; (ii) the employee was a participant in the Fresenius Medical Care North America Retirement Plan (“Pension Plan”) on March 9, 2002, and (iii) the employee had completed ten years of benefit service as of March 9, 2002. Employees eligible to participate will only receive a defined contribution allocation for a given plan year after the completion of 15 years of benefit service as long as the employee is employed by the Company on the last day of the plan year for which the contribution relates. Eligible participants are immediately 100% vested in such contributions. The amount of the defined contribution for each eligible participant is actuarially determined and is principally based on the participant’s length of service, level of compensation, projected benefit from the Pension Plan, and the projected benefit from the profit-sharing component of this Plan. Certain actuarial assumptions related to annual compensation percentage increases, annual investment returns and anticipated profit-sharing funding levels are made in determining the defined contribution funding amounts. The amount of the defined contribution for the year ended December 31, 2025 was $320,968, and is presented on the accompanying statement of changes in net assets available for benefits.

Vesting - Participants are fully vested in that portion of their account which represents their contributions and the income earned thereon, Company profit sharing contributions, and defined contributions. Participants become 100% vested in the Company’s contributions and earnings thereon upon death, total and permanent disability, or attainment of normal retirement age. Participants terminated prior to January 1, 2007 vest in the employer matching contributions according to the vesting schedule in effect at the time of termination. Otherwise, a participant’s interest in the Company’s matching contributions and earnings thereon vests according to the following schedule:

Period of Service	Percentage Vested
Less than 1 year	0%
1 but less than 2 years	20%
2 but less than 3 years	40%
3 but less than 4 years	60%
4 but less than 5 years	80%
5 years or more	100%

Distributions - At termination of employment or the date of disability, the participant is entitled to withdraw his or her vested account balance from the Plan. Any remaining unpaid loan balances at termination of employment are treated as distributions. Terminated employees with account balances of less than $5,000 must withdraw their account balances from the Plan. Terminated employees with participant account balances greater than $5,000 may elect to defer receiving distributions from the Plan until age 73. In certain instances, prior to termination, participants who suffer hardship may (subject to approval by the Administrative Committee and in compliance with ERISA) request a withdrawal from their account balance. In addition, plan participants are eligible to take in service distributions upon attainment of age 59 ½. In the event of a participant’s death, the participant’s vested account balance shall be distributed as soon as practicable thereafter to his or her beneficiary.

Plan Termination - Although the Plan was established with the intention that it will continue indefinitely, the Company retains the right to discontinue its contributions at any time or to terminate the Plan, subject to the provisions of ERISA. In the event of plan termination, all participants will become 100% vested in their accounts.